Finance income and charges (Tables)	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Schedule of finance income and charges

	2019 £ million	2018 £ million	2017 £ million
Interest income	232	155	148
Fair value gain on financial instruments	155	61	76
Total interest income(i)	387	216	224
Interest charge on bank loans and overdrafts	(47)	(53)	(72)
Interest charge on finance leases	(7)	(9)	(11)
Interest charge on all other borrowings	(424)	(333)	(368)
Fair value loss on financial instruments	(157)	(62)	(67)
Total interest charges(i)	(635)	(457)	(518)
Net interest charges	(248)	(241)	(294)
Net finance income in respect of post employment plans in surplus (note 13)	29	9	2
Hyperinflation adjustment in respect of Venezuela (note 1)	10	18	9
Interest income in respect of direct and indirect tax	16	—	—
Total other finance income	55	27	11
Net finance charge in respect of post employment plans in deficit (note 13)	(22)	(20)	(27)
Unwinding of discounts	(17)	(14)	(8)
Interest charge in respect of direct and indirect tax	(11)	(10)	—
Change in financial liability (Level 3)	(8)	—	(8)
Other finance charges (exceptional)(ii)	(9)	—	—
Other finance charges	(3)	(2)	(3)
Total other finance charges	(70)	(46)	(46)
Net other finance charges	(15)	(19)	(35)

(i) Includes £86 million interest income and £(439) million interest charge in respect of  financial assets and liabilities that are not measured at fair value through the income statement (2018 - £73 million income and £(394) million charge; 2017 - £91 million income and £(467) million charge).
(ii) In respect of the French tax audit settlement (see note 7(b)(i)).